Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Arrangements [Abstract]
Total rental payments	$ 23,646	$ 22,199	$ 21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$ 23,543	$ 22,029	$ 21,540